Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Basis of consolidation
A.	Basis of consolidation

1.	Business combination

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

2.	Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

3.	Non-controlling interests

Non-controlling interests are measured initially at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition.

Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

4.	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Foreign currency transactions
B.	Foreign currency transactions

Transactions in foreign currency are translated to the functional currency of the Group at exchange rates as of the transaction dates. Monetary assets and liabilities denominated in foreign currency as of the reporting date are translated into the functional currency at the exchange rate as of the said date. Exchange rate differences with respect to monetary items are the differences between the amortized cost in the functional currency as of the start of the year, adjusted for the effective interest during the year, and the amortized cost in foreign currency, translated at the exchange rate as of the end of the year. Non-monetary items denominated in foreign currency and measured at historical cost, are translated using the exchange rate as of the transaction date. Exchange rate differences arising from translation into the functional currency are recognized on the statement of operations as financial expenses.

Financial instruments
C.	Financial instruments

1.	Non-Derivative financial instruments

a.	Non-derivative financial assets – policy applicable as from January 1, 2018

Initial recognition and measurement of financial assets

The Group initially recognizes trade receivables and debt instruments issued on the date that they are created. All other financial assets are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset. A trade receivable without a significant financing component is initially measured at the transaction price. Receivables originating from contract assets are initially measured at the carrying amount of the contract assets on the date classification was changed from contract asset to receivables.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. When the Group retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

Financial assets are classified at initial recognition to one of the following measurement categories: assets at amortized cost; assets at fair value through other comprehensive income – investments in debt instruments; assets at fair value through other comprehensive income – investments in equity instruments; or assets at fair value through profit or loss.

Financial assets are not reclassified in subsequent periods unless, and only if, the Group changes its business model for the management of financial debt assets, in which case the affected financial debt assets are reclassified at the beginning of the period following the change in the business model.

b.	Non-derivative financial assets – policy applicable before January 1, 2018

Initial recognition and measurement of financial assets

The Group initially recognizes receivables and deposits on the date that they are created. All other financial assets acquired in a regular way purchase, are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument, meaning on the date the Group undertook to purchase or sell the asset.

Non-derivative financial assets include: cash and cash equivalents, short term deposits and other receivables.

Cash and cash equivalents include cash balances available for immediate use and call deposits. Cash equivalents include short-term highly liquid investments (with original maturities of three months or less) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

When the Group retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

c.	Non-derivative financial liabilities

Non-derivative financial liabilities include: accounts payables and other accounts payable.

Initial recognition of financial liabilities

The Group initially recognizes debt securities issued on the date that they originated. All other financial liabilities are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

Subsequent measurement of financial liabilities

Financial liabilities (other than financial liabilities at fair value through profit or loss) are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Financial liabilities are designated at fair value through profit or loss if the Group manages such liabilities and their performance is assessed based on their fair value in accordance with the Group’s documented risk management strategy, providing that the designation is intended to prevent an accounting mismatch, or the liability is a combined instrument including an embedded derivative.

Derecognition of financial liabilities

Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged, cancelled or transferred to equity.

d.	Derivative financial liabilities

The Group holds derivative financial instruments that do not serve for hedging purposes.

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

The changes in fair value of these derivatives are recognized in profit or loss, as financing income or expense. The fair value of these derivatives is based on an evaluation, and classified as level 3.

Intangible assets
D.	Intangible assets

1.	Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve also plans or designs for the production of new or substantially improved products and processes. Development expenditure are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete development and to use or sell the asset. Currently all development costs are recognized in profit and loss as expense.

2.	Other intangible assets

Other intangible assets, including in-process research and development in respect of the Company’s acquisition of TyrNovo (see also Note 5), which have infinite useful lives, are measured at cost less accumulated impairment losses.

3.	Amortization

The Group examines the useful life of an intangible asset that is not periodically amortized at least once a year in order to determine whether events and circumstances continue to support the decision that the intangible asset has an indefinite useful life.

4.	Timing of impairment testing

Once a year and on the same date, or more frequently if there are indications of impairment, the Group estimates the recoverable amount of each cash generating unit that contains goodwill, or intangible assets that have indefinite useful lives or are unavailable for use.

Loss per share
E.	Loss per share

The Group presents loss per share data for its ordinary share capital. Loss per share is calculated by dividing the loss attributable to holders of ordinary shares, by the weighted average number of ordinary shares outstanding during the period.

Employee benefits
F.	Employee benefits

The Group has a number of post-employment benefit plans. The plans are usually financed by deposits with insurance companies or with funds managed by a trustee, and they are classified as defined contribution plans and as defined benefit plans.

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

Other long-term employee benefits

The Group’s net obligation in respect of long-term employee benefits plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.

Share-based payment transactions
G.	Share-based payment transactions

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

Provisions
H.	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

Revenue
I.	Revenue

The Group recognizes revenue from upfront and milestone payments at the point in time the milestone criteria is highly probable to be met and collectability is probable. The revenue is measured according to the amount of the consideration to which the Group expects to be entitled.

The Group will recognize sales based on royalty income, earned through a license, when the underlying sales will occur.

Identifying the contract

The Group accounts for a contract with a customer only when the following conditions are met:

(a)	The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them;

(b)	The Group can identify the rights of each party in relation to the goods or services that will be transferred;

(c)	The Group can identify the payment terms for the goods or services that will be transferred;

(d)	The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract); and

(e)	It is probable that the consideration, to which the Group is entitled to in exchange for the goods or services transferred to the customer, will be collected.

For the purpose of section (e) the Group examines, inter alia, the percentage of the advance payments received and the spread of the contractual payments, past experience with the customer and the status and existence of sufficient collateral.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Group has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

Identifying performance obligations

On the contract’s inception date the Group assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer one of the following:

(a)	Goods or services (or a bundle of goods or services) that are distinct; or

(b)	A series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer.

The Group identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Group’s promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. In order to examine whether a promise to transfer goods or services is separately identifiable, the Group examines whether it is providing a significant service of integrating the goods or services with other goods or services promised in the contract into one integrated outcome that is the purpose of the contract.

Determining the transaction price

The transaction price is the amount of the consideration to which the Group expects to be entitled in exchange for the license and commercialization agreement. The Group takes into account the effects of all the following elements when determining the transaction price: variable consideration, the existence of a significant financing component, non-cash consideration, and consideration payable to the customer.

Variable consideration

The Group includes variable consideration, or part of it, in the transaction price only when it is highly probable that its inclusion will not result in a significant revenue reversal in the future when the uncertainty has been subsequently resolved. At the end of each reporting period and if necessary, the Group revises the amount of the variable consideration included in the transaction price.

Right to use and right to access

To determine whether the Group’s promise to grant a license provides a customer with either a right to access the Group’s IP or a right-to-use the Group’s IP, the Group considers whether a customer can direct the use of, and obtain substantially all of the remaining benefits from, a license at the point in time at which the license is granted.

A license is considered a “right-to-use” license when the customer maintains control of the IP upon its transfer. However, if the grantor of the license maintains involvement with the IP after its transfer, and the customer cannot direct the use of, and obtain substantially all of the remaining benefits from the license, then the license is considered a right-to-access license.

Financing income and expense
J.	Financing income and expense

Finance income comprises changes in the fair value of the financial liability through profit and loss, and income from short term deposits.

Finance expenses include loss from exchange rate differences. Interest expense is recognized, using the effective interest method. In the statements of cash flows, interest received and interest paid are presented as part of cash flows from financing activities.

Equity
K.	Equity

Incremental costs directly attributable to an expected issuance of an instrument that will be classified as equity are recognized as an asset in deferred expenses in the statement of financial position. The costs are deducted from the equity upon the initial recognition of the equity instruments, or are expensed as financing expenses in the statement of operations when the issuance is no longer expected to take place.

Issuance of units of securities
L.	Issuance of units of securities

The consideration received from the issuance of units of securities is attributed initially to financial liabilities that are measured each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value. The remaining amount is the value of the equity component.

Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the units, as described above.

Deferred tax
M.	Deferred tax

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable profits will be available against which they can be utilized.

New standards and interpretations not yet adopted
N.	New standards and interpretations not yet adopted

(1)	IFRS 16, Leases (hereinafter in this section: “IFRS 16” or “the standard”)

The standard replaces IAS 17, Leases and its related interpretations. The standard’s instructions annul the existing requirement from lessees to classify leases as operating or finance leases. Instead of this, for lessees, the new standard presents a unified model for the accounting treatment of all leases according to which the lessee has to recognize a right-of-use asset and a lease liability in its financial statements. Nonetheless, IFRS 16 includes two exceptions to the general model whereby a lessee may elect to not apply the requirements for recognizing a right-of-use asset and a liability with respect to short-term leases of up to one year and/or leases where the underlying asset has a low value.

In addition, IFRS 16 permits the lessee to apply the definition of the term lease according to one of the following two alternatives consistently for all leases: retrospective application for all the lease agreements, which means reassessing the existence of a lease for each separate contract, or alternatively to apply a practical expedient that permits continuing with the assessment made regarding existence of a lease based on the guidance in IAS 17, Leases, and IFRIC 4, Determining whether an Arrangement contains a Lease, with respect to leases entered into before the date of initial application. Furthermore, the standard determines new and expanded disclosure requirements from those required at present.

IFRS 16 is applicable for annual periods as of January 1, 2019. IFRS 16 includes various alternative transitional provisions, so that companies can choose between one of the following alternatives at initial application consistently for all leases: full retrospective application or recognizing a cumulative effect, which means application (with the possibility of certain practical expedients) as from the mandatory effective date with an adjustment to the balance of retained earnings at that date.

Method of application and expected effects

The Group adopted IFRS 16 as from January 1, 2019 using the cumulative effect method as at January 1, 2019.

Expedients:

(1)	Not applying the requirement to recognize a right-of-use asset and a lease liability in respect of short-term leases of up to one year.

(2)	Not separating non-lease components from lease components and instead accounting for all the lease components and related non-lease components as a single lease component.

(3)	Not applying the requirement to recognize a right-of-use asset and a lease liability in respect of leases where the underlying asset has a low value.

(4)	Applying a single discount rate to a portfolio of leases with reasonably similar characteristics.

Expected effects:

The Group plans to elect to apply the transitional provision of recognizing a lease liability at the date of initial application, for all the leases that award it control over the use of identified assets for a specified period of time, and except for when the Group has elected to apply the standard’s expedients as aforesaid, according to the present value of the future lease payments discounted at the incremental borrowing rate of the lessee at that date, and concurrently recognizing a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments that were recognized as an asset or liability before the date of initial application. Therefore, application of the standard is not expected to have an effect on the balance of retained earnings at the date of initial application. These changes are expected to result in an increase of USD 1.2 million in the balance of right-of-use assets at the date of initial application and an increase of USD 1.2 million in the balance of the lease liability at the date of initial application. Accordingly, depreciation and amortization expenses will be recognized in subsequent periods in respect of the right-of-use asset, and the need for recognizing impairment of the right-of-use asset will be examined in accordance with IAS 36. Furthermore, financing expenses will be recognized in respect of the lease liability. Therefore, as from the date of initial application and in subsequent periods, depreciation expenses and financing expenses will be recognized instead of lease expenses relating to assets leased under an operating lease, which were presented as part of the general and administrative expenses item in the income statement.

In addition, the nominal discount rate used for measuring the lease liability is 8%.